Business combinations (Tables)	12 Months Ended
Jun. 30, 2022
Business combinations
Summary of the fair value of consideration paid on the acquisition date and the allocation of the purchase price

Consideration	$
Cash consideration on closing	101,111
Net working capital adjustment	447
Cash paid relating to debt	2,581
Cash held in escrow for working capital	1,000
Cash held in escrow for PPP loan forgiveness	4,253
Additional consideration for tax	13,269
Common shares issued on closing	66,873
Common shares reserved in escrow for indemnification	2,129
Common shares reserved for future issuance	189,973
381,636

Purchase price allocation	$
Cash	3,830
Trade receivables	5,562
Inventories	1,448
Property and equipment	5,335
Right-of-use assets	2,584
Other current assets	1,496
Accounts payable and accrued liabilities	(8,325)
Contract liabilities	(5,532)
Other non-current liabilities	(925)
Lease obligations on right-of-use assets	(2,663)
Intangible assets	169,200
Deferred income tax liability	(25,476)
Goodwill	235,102
381,636

Consideration	$
Cash consideration on closing	43,868
Net working capital adjustment	(8,942)
Cash held in escrow for working capital	350
Cash held in escrow for telecom taxes	3,400
Cash held in escrow for indemnification	2,800
Additional consideration for earn out	6,543
Common shares issued on closing	13,122
Common shares reserved in escrow for indemnification	3,679
64,820

Purchase price allocation	$
Cash	1,706
Trade receivables	1,822
Inventories	416
Property and equipment	4,172
Right-of-use assets	3,277
Other current assets	796
Other non-current assets	370
Deferred income tax asset	11,091
Accounts payable and accrued liabilities	(9,442)
Sales tax payable	(5,506)
Contract liabilities	(1,666)
Lease obligations on right-of-use assets	(3,277)
Other non-current liabilities	(235)
Intangible assets	29,000
Goodwill	32,296
64,820